Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 20 – Subsequent Events

On January 24, 2013, the Company declared a distribution for the period from October 24, 2012 (the date of closing the IPO) through December 31, 2012 of $0.2906 per unit ($0.3875 per unit on a pro-rata basis for the fourth quarter 2012), which was paid on February 14, 2013 to unitholders of record on February 4, 2013.

On April 29, 2013, the Company declared a quarterly distribution for the period from January 1, 2013 to March 31, 2013 of $0.3875 per unit, equivalent to an annual distribution of $1.55.